UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            CAVU Capital Advisors, LLC

Address:         20 Marshall Street, Suite 102
                 South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Gilmore
Title:    Chief Financial Officer
Phone:    203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT           May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: $306,803
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                     CAVU Capital Advisors, LLC
                                                           March 31, 2010

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                              TITLE                      VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS       SOLE   SHARED NONE

ANADARKO PETE CORP            COM             032511107   6,879     94,447  SH            Sole      None          94,447
ATHEROS COMMUNICATIONS INC    COM             04743P108   2,005     51,800  SH            Sole      None          51,800
BAKER HUGHES INC              COM             057224107   4,211     89,900  SH            Sole      None          89,900
BALLY TECHNOLOGIES INC        COM             05874B107   6,081    150,000  SH            Sole      None         150,000
BEST BUY INC                  COM             086516101   9,720    228,500  SH            Sole      None         228,500
BORGWARNER INC                COM             099724106   8,812    230,800  SH            Sole      None         230,800
CIENA CORP                    COM NEW         171779309   2,442    160,000  SH            Sole      None         160,000
COCA COLA CO                  COM             191216100  10,175    185,000  SH            Sole      None         185,000
COLLECTIVE BRANDS INC         COM             19421W100   2,843    125,000  SH            Sole      None         125,000
COMPLETE PRODUCTION SERVICES  COM             20453E109   2,787    241,278  SH            Sole      None         241,278
CROCS INC                     COM             227046109   7,093    807,900  SH            Sole      None         807,900
CUMMINS INC                   COM             231021106   5,421     87,500  SH            Sole      None          87,500
CUMMINS INC                   COM             231021106  12,390    200,000      PUT       Sole      None         200,000
FORD MTR CO DEL               COM PAR $0.01   345370860  15,741  1,252,300  SH            Sole      None       1,252,300
FOSTER WHEELER AG             COM             H27178104   2,946    108,550  SH            Sole      None         108,550
HALLIBURTON CO                COM             406216101   4,145    137,575  SH            Sole      None         137,575
HONEYWELL INTL INC            COM             438516106   8,748    193,240  SH            Sole      None         193,240
HUBBELL INC                   CL B            443510201   2,389     47,369  SH            Sole      None          47,369
ILLINOIS TOOL WKS INC         COM             452308109  13,663    288,500  SH            Sole      None         288,500
INGERSOLL-RAND PLC            SHS             G47791101   6,765    194,000  SH            Sole      None         194,000
INTERNATIONAL GAME TECHNOLOG  COM             459902102   4,151    225,000  SH            Sole      None         225,000
KOHLS CORP                    COM             500255104   4,728     86,300  SH            Sole      None          86,300
LAM RESEARCH CORP             COM             512807108   1,052     28,200  SH            Sole      None          28,200
LOWES COS INC                 COM             548661107   1,818     75,000  SH            Sole      None          75,000
MAGNA INTL INC                CL A            559222401   5,954     96,260  SH            Sole      None          96,260
MGM MIRAGE                    COM             552953101   2,400    200,000      CALL      Sole      None         200,000
MGM MIRAGE                    COM             552953101   2,400    200,000      PUT       Sole      None         200,000
MOSAIC CO                     COM             61945A107   3,039     50,000  SH            Sole      None          50,000
NABORS INDUSTRIES LTD         SHS             G6359F103   3,926    200,000      CALL      Sole      None         200,000
NOKIA CORP                    SPONSORED ADR   654902204   2,331    150,000  SH            Sole      None         150,000
NVIDIA CORP                   COM             67066G104     783     45,000  SH            Sole      None          45,000
OSHKOSH CORP                  COM             688239201   7,703    190,945  SH            Sole      None         190,945
PARKER HANNIFIN CORP          COM             701094104  15,389    237,700  SH            Sole      None         237,700
PETROHAWK ENERGY CORP         COM             716495106   3,435    169,400  SH            Sole      None         169,400
PENN NATL GAMING INC          COM             707569109   6,633    238,520  SH            Sole      None         238,520
PRIDE INTL INC DEL            COM             74153Q102   2,141     71,112  SH            Sole      None          71,112
PROCTER & GAMBLE CO           COM             742718109   5,220     82,500  SH            Sole      None          82,500
RADIOSHACK CORP               COM             750438103  14,596    645,000  SH            Sole      None         645,000
RUSH ENTERPRISES INC          CL A            781846209     269     20,369  SH            Sole      None          20,369
SANDISK CORP                  COM             80004C101   3,660    105,700  SH            Sole      None         105,700
SKECHERS U S A INC            CL A            830566105   6,867    189,073  SH            Sole      None         189,073
SPDR S&P 500 ETF TR           UNIT SER 1 S&P, 78462F103  29,250    250,000      PUT       Sole      None         250,000
TALBOTS INC                   COM             874161102   5,705    440,199  SH            Sole      None         440,199
TEREX CORP NEW                COM             880779103   6,048    266,336  SH            Sole      None         266,336
TIMKEN CO                     COM             887389104   3,998    133,210  SH            Sole      None         133,210
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106   6,891    241,100  SH            Sole      None         241,100
TYCO INTERNATIONAL LTD        SHS             H89128104   9,471    247,600  SH            Sole      None         247,600
UNITED PARCEL SERVICE INC     CL B            911312106   6,000     93,154  SH            Sole      None          93,154
UNITED RENTALS INC            COM             911363109   2,111    225,005  SH            Sole      None         225,005
UNITED STATES NATL GAS FUND   UNIT            912318102   1,382    200,000  SH            Sole      None         200,000
WEATHERFORD INTERNATIONAL LT  REG             H27013103   1,348     85,000      PUT       Sole      None          85,000
WEATHERFORD INTERNATIONAL LT  REG             H27013103     397     25,000      PUT       Sole      None          25,000
YRC WORLDWIDE INC             COM             984249102     451    828,600  SH            Sole      None         828,600


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